Revolving Line of Credit	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Debt Disclosure [Abstract]
Revolving Line Of Credit [Text Block]

NOTE 7 – Revolving Line of Credit

On May 9, 2011, the Company completed negotiations to renew and expand its secured line of bank credit for up to one million three hundred thousand dollars and extend the line by one year to July 2012. Advances under the credit line will be secured with substantially all of the Company’s assets, be subject to interest at 1% above the Wall Street Journal prime rate index, and be subject to the following restrictive covenants: (i) the current ratio shall not be less than 1.2 times; (ii) the debt to tangible net worth ratio shall not exceed 2.5 times; and (iii) the quarterly EBITDA shall not be less than $30,000 on a rolling four quarter basis. At July 31, 2011, the company was in violation of the restrictive covenant pertaining to a minimum quarterly EBITDA of not less than $30,000. The lender issued forbearance for the violation of the restrictive covenant. The credit line will expire on July 14, 2012. At July 31, 2011, the Company had an outstanding balance of $290,000. At January 31, 2012, the Company did not have any balance outstanding under this credit line.

The Company incurred interest expense of $0 and $6,908 during the three months ended January 31, 2012, and 2011, respectively. The Company incurred interest expense of $3,084 and $12,519 during the six months ended January 31, 2012, and 2011, respectively.

Note 8 – Revolving Line of Credit

On May 9, 2011, the Company completed negotiations to renew and expand its secured line of bank credit for up to one million three hundred thousand dollars and extend the line by one year to July 2012. Advances under the credit line will be secured with substantially all of the Company’s assets, be subject to interest at 1% above the Wall Street Journal prime rate index, and be subject to the following restrictive covenants: (i) the current ratio shall not be less than 1.2 times; (ii) the debt to tangible net worth ratio shall not exceed 2.5 times; and (iii) the quarterly EBITDA shall not be less than $30,000 on a rolling four quarter basis.  At July 31, 2011, the company was in violation of the restrictive covenant pertaining to a minimum quarterly EBITDA of not less than $30,000.  The lender issued forbearance for the violation of the restrictive covenant.  The credit line will expire on July 14, 2012.  At July 31, 2011, the Company had drawn $290,000 under this credit line.

The Company incurred interest expense of $25,172 and $17,700 during the years ended July 31, 2011, and 2010, respectively.